Stock Incentive Plan - Schedule of Share-Based Payment Arrangement, Expensed and Capitalized, Amount (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation	$ 219,210	$ 0	$ 319,926	$ 38,984	$ 289,795	$ 709,394
Research and development
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation	11,553	0	28,296	13,950	58,270	105,255
Selling, general and administrative
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation	$ 207,657	$ 0	$ 291,630	$ 25,034	$ 231,525	$ 604,139